Significant Accounting Policies - Equipment (Details)	12 Months Ended
Dec. 31, 2021
Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Expected useful life	5 years
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Expected useful life	5 years